Fair Value Measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Derivatives, Fair Value [Line Items]
Liability Derivatives, Fair Value	$ 344
Derivatives not designated as hedging instruments, Deriviative liability
Derivatives, Fair Value [Line Items]
Liability Derivatives, Fair Value	$ 344	$ 0